Borrowings - Components (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-term borrowing:
Bank loan	¥ 3,580,000	¥ 4,490,000
Other short-term financing arrangements	1,111,910	1,239,561
Current portion of long-term borrowings:
Current portion of other financing arrangements	317,792	52,157
Long-term borrowings:
Convertible notes	7,997,710	8,166,996
Bank loan	391,220	2,965,490
Other financing arrangements	237,342	308,269
Total	13,974,153	20,567,938
Convertible notes
Current portion of long-term borrowings:
Current portion of convertible notes	6,409	2,706,285
Long-term borrowings
Current portion of long-term borrowings:
Current portion of long-term bank loan	¥ 331,770	¥ 639,180